Commitments	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments	COMMITMENTS
The following table presents a summary of Hydro One’s commitments under outsourcing and other agreements due in the next five years and thereafter:

As at December 31, 2023 (millions of dollars)	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter
Outsourcing and other agreements	138	58	19	11	11	16
Capital agreements	24	75	31	—	—	—
Long-term software/meter agreement	25	18	2	1	1	—
Outsourcing and Other Agreements
In February 2021, Hydro One entered into a three-year agreement for information technology services with Capgemini Canada Inc., which included an option to extend for two additional one-year terms at Hydro One’s discretion. In June 2023, Hydro One chose to exercise the two one-year extension options and the contract will expire on February 28, 2026. This agreement resulted in commitments of $240 million over the initial five-year term of the agreement.
BGIS (formerly Brookfield Global Integrated Solutions) provides services to Hydro One, including facilities management and execution of certain capital projects as deemed required by the Company. The agreement with BGIS for these services expires in December 2024, with an option for the Company to renew the agreement for an additional term of three years.
Capital Agreements
In the course of business, Hydro One has entered into agreements committing to the purchase of long lead equipment for future use from various suppliers.
Long-term Software/Meter Agreement
Trilliant Holdings Inc. and Trilliant Networks (Canada) Inc. (collectively Trilliant) provide services to Hydro One for the supply, maintenance and support services for smart meters and related hardware and software, including additional software licences, as well as certain professional services. The agreement with Trilliant for these services expires in December 2030.
Other Commitments
The following table presents a summary of Hydro One’s other commercial commitments by year of expiry in the next five years and thereafter:

As at December 31, 2023 (millions of dollars)	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter
Operating Credit Facilities[1]	—	—	—	—	2,550	—
Letters of credit[2]	182	—	—	—	—	—
Guarantees[3]	512	—	—	—	—	—
1 On June 1, 2023, the maturity date for the Operating Credit Facilities was extended to 2028.
[2] Letters of credit consist of $157 million letters of credit related to retirement compensation arrangements, a $18 million letter of credit provided to the IESO for prudential support, and $7 million in letters of credit for various operating purposes.
[3] Guarantees consist of $475 million prudential support provided to the IESO by Hydro One Inc. on behalf of its subsidiaries, as well as guarantees provided by Hydro One to the Minister of Natural Resources (Canada) and ONroute of $2 million and $30 million, respectively, relating to OCN LP (OCN Guarantee) and $5 million relating to Aux Energy Inc., the Company's indirect subsidiary.
Prudential Support
Purchasers of electricity in Ontario, through the IESO, are required to provide security to mitigate the risk of their default based on their expected activity in the market. The IESO could draw on these guarantees and/or letters of credit if these purchasers fail to make a payment required by a default notice issued by the IESO. The maximum potential payment is the face value of any letters of credit plus the amount of the parental guarantees.
Retirement Compensation Arrangements
Bank letters of credit have been issued to provide security for Hydro One Inc.’s liability under the terms of a trust fund established pursuant to the supplementary pension plan for eligible employees of Hydro One Inc. The supplementary pension plan trustee is required to draw upon these letters of credit if Hydro One Inc. is in default of its obligations under the terms of this plan. Such obligations include the requirement to provide the trustee with an annual actuarial report as well as letters of credit sufficient to secure Hydro One Inc.’s liability under the plan, to pay benefits payable under the plan and to pay the letter of credit fee. The maximum potential payment is the face value of the letters of credit.